Share-based Compensation - RSUs (Details) - RSUs - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Numbers of Shares
Beginning of the period (in shares)	7,604,919	2,880,065
Granted (in shares)	9,188,420	11,042,990
Vested (in shares)	(5,484,000)	(4,199,445)
Forfeited (in shares)	(91,486)	(2,118,691)
End of the period (in shares)	11,217,853	7,604,919
Weighted Average Grant Date Fair Value
Beginning of the period (per share)	$ 0.14	$ 0.86
Granted (per share)	0.14	0.08
Vested (per share)	0.14	0.37
Forfeited (per share)	0.11	0.34
End of the period (per share)	$ 0.14	$ 0.14